UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

CORPORATE BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset Corporate Bond Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Corporate Bond Fund	III

Performance review

For the six months ended June 30, 2020, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges, returned 4.09%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Indexi, returned 4.82% for the same period. The Lipper Corporate Debt Funds BBB-Rated Category Averageii returned 5.12% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Corporate Bond Fund:
Class A	4.09%
Class C	3.75%
Class C1[1]	3.87%
Class I	4.28%
Class P	4.01%
Bloomberg Barclays U.S. Credit Index	4.82%
Lipper Corporate Debt Funds BBB-Rated Category Average	5.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class A, Class C, Class C1, Class I and Class P shares were 2.44%, 1.87%, 1.96%, 2.79% and 2.58%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class I and Class P shares would have been 2.31%, 1.75%, 1.88%, 2.70% and 2.37%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

IV	Western Asset Corporate Bond Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class P shares were 0.93%, 1.59%, 1.37%, 0.62%, and 1.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.55% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Effective January 1, 2021, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Corporate Bond Fund	V

Performance review (cont’d)

RISKS: The Fund is subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund focuses on investment grade bonds but may invest its assets in below investment grade bonds (commonly referred to as high yield bonds or “junk” bonds). High yield bonds possess greater price volatility, illiquidity and possibility of default than higher grade bonds. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB or higher).

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 263 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Corporate Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019, and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.09%	$1,000.00	$1,040.90	0.92%	$4.67	Class A	5.00%	$1,000.00	$1,020.29	0.92%	$4.62
Class C	3.75	1,000.00	1,037.50	1.58	8.00	Class C	5.00	1,000.00	1,017.01	1.58	7.92
Class C1	3.87	1,000.00	1,038.70	1.40	7.10	Class C1	5.00	1,000.00	1,017.90	1.40	7.02
Class I	4.28	1,000.00	1,042.80	0.55	2.79	Class I	5.00	1,000.00	1,022.13	0.55	2.77
Class P	4.01	1,000.00	1,040.10	1.09	5.53	Class P	5.00	1,000.00	1,019.44	1.09	5.47

2	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 93.3%
Communication Services — 5.6%
Diversified Telecommunication Services — 2.2%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$472,112
AT&T Inc., Senior Notes	3.800%	2/15/27	830,000	935,607
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	598,164
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,211,756
AT&T Inc., Senior Notes	6.350%	3/15/40	100,000	139,460
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	11,330
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	724,478
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	581,150
AT&T Inc., Senior Notes	4.500%	3/9/48	806,000	954,340	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	1.498%	6/12/24	2,160,000	2,165,105	(b)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	416,334
British Telecommunications PLC, Senior Notes	4.250%	11/8/49	450,000	522,458	(a)
Corning Inc., Senior Notes	3.900%	11/15/49	680,000	740,313
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	485,312
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	548,895
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	327,987
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,402,558	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	275,955
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	623,741
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	1,089,959
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,952,615
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	366,513
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	238,280
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	603,975
Total Diversified Telecommunication Services				20,388,397
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	101,255
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	103,757
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	240,143
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	938,990
Total Entertainment				1,384,145
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,110,000	1,150,016	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,430,000	3,477,162	(a)

See Notes to Financial Statements.

4	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,070,000	$1,168,309
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	44,896
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	579,520
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	870,000	1,084,656
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,080,000	1,249,283
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	642,577
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	400,525
Comcast Corp., Senior Notes	4.250%	10/15/30	1,050,000	1,287,754
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	121,826
Comcast Corp., Senior Notes	6.500%	11/15/35	1,020,000	1,553,149
Comcast Corp., Senior Notes	4.600%	10/15/38	630,000	802,168
Comcast Corp., Senior Notes	3.750%	4/1/40	540,000	634,524
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	237,547
Comcast Corp., Senior Notes	4.700%	10/15/48	340,000	458,064
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	841,699
Fox Corp., Senior Notes	4.030%	1/25/24	300,000	332,754
Fox Corp., Senior Notes	5.476%	1/25/39	2,220,000	2,971,901
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	250,653
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	803,370
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,420,925
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	190,000	253,070
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	938,113
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,372,281
Total Media				24,076,742
Wireless Telecommunication Services — 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,090,625	2,119,361	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	370,000	$429,605	(a)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	560,000	667,929	(a)
Vodafone Group PLC, Senior Notes	4.125%	5/30/25	500,000	567,259
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	519,196
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	580,000	758,681
Total Wireless Telecommunication Services				5,062,031
Total Communication Services				50,911,315
Consumer Discretionary — 5.9%
Auto Components — 0.1%
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	320,000	329,680	(a)
Automobiles — 2.1%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,402,418
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,150,000	3,110,625
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	3,000,000	2,978,505
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	350,000	354,102
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	2,240,000	2,226,672
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,240,000	3,115,357
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	320,263
General Motors Co., Senior Notes	5.400%	10/2/23	740,000	800,727
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	497,752
General Motors Co., Senior Notes	6.750%	4/1/46	670,000	730,720
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	200,018
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	3,590,000	3,661,429
Total Automobiles				19,398,588
Hotels, Restaurants & Leisure — 1.9%
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	320,000	321,400	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	150,000	152,156	(a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	100,000	97,241
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	250,000	249,496
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	764,565
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	782,817
McDonald’s Corp., Senior Notes	2.125%	3/1/30	480,000	493,210
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	804,447
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,600,000	1,980,129
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	2,190,000	2,202,373	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	200,000	166,729	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,120,000	687,400	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,940,000	2,037,630	(a)
Royal Caribbean Cruises Ltd., Senior Notes	2.650%	11/28/20	630,000	611,257

See Notes to Financial Statements.

6	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,560,000	$1,646,268
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,720,000	1,869,563
Sands China Ltd., Senior Notes	5.400%	8/8/28	210,000	232,541
Sands China Ltd., Senior Notes	4.375%	6/18/30	370,000	387,187	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	408,450	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,476,899	(a)
Total Hotels, Restaurants & Leisure				17,371,758
Household Durables — 0.7%
DR Horton Inc., Senior Notes	2.500%	10/15/24	1,910,000	1,996,102
Lennar Corp., Senior Notes	4.500%	4/30/24	200,000	208,479
Lennar Corp., Senior Notes	5.000%	6/15/27	440,000	476,766
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,100,000	1,160,192
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,430,000	2,514,564
Total Household Durables				6,356,103
Internet & Direct Marketing Retail — 0.4%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	2,050,000	2,082,962
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	892,648
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	897,837
Total Internet & Direct Marketing Retail				3,873,447
Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	645,022
Home Depot Inc., Senior Notes	2.950%	6/15/29	460,000	517,713
Home Depot Inc., Senior Notes	3.300%	4/15/40	360,000	405,606
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	275,540
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	282,726
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	450,000	588,693
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	23,593
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	350,000	479,725
Target Corp., Senior Notes	3.375%	4/15/29	1,280,000	1,479,027
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	1,123,746
Total Specialty Retail				5,821,391
Total Consumer Discretionary				53,150,967
Consumer Staples — 4.1%
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	340,000	382,027
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	1,440,000	1,570,036

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,750,000	$1,987,048
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,480,000	2,907,903
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	903,405
Coca-Cola Co., Senior Notes	2.500%	6/1/40	360,000	373,120
Coca-Cola Co., Senior Notes	4.200%	3/25/50	580,000	759,530
Coca-Cola Co., Senior Notes	2.600%	6/1/50	30,000	30,369
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	179,636
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	66,491
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	301,947
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	292,394
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	752,380
Total Beverages				10,506,286
Food & Staples Retailing — 0.4%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	630,000	644,816
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	750,000	759,043
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	233,903
Walmart Inc., Senior Notes	3.700%	6/26/28	1,080,000	1,279,765
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	1,094,129
Total Food & Staples Retailing				4,011,656
Food Products — 0.1%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	1,135,274
Mars Inc., Senior Notes	3.200%	4/1/30	160,000	182,327	(a)
Total Food Products				1,317,601
Household Products — 0.5%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,486,527
Estee Lauder Cos. Inc., Senior Notes	3.125%	12/1/49	40,000	44,039
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	610,000	695,463
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	420,000	481,467
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	350,000	421,733
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	492,470
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	350,000	441,093
Total Household Products				4,062,792
Tobacco — 1.9%
Altria Group Inc., Senior Notes	2.850%	8/9/22	4,850,000	5,055,035
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,940,000	2,235,465
Altria Group Inc., Senior Notes	4.800%	2/14/29	4,590,000	5,362,770
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	63,729

See Notes to Financial Statements.

8	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	$200,072
Altria Group Inc., Senior Notes	5.950%	2/14/49	330,000	433,493
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	2,107,977
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	980,914
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	739,585
Total Tobacco				17,179,040
Total Consumer Staples				37,077,375
Energy — 13.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.500%	8/1/23	22,000	23,054
Halliburton Co., Senior Notes	2.920%	3/1/30	720,000	684,339
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	688,754
Total Energy Equipment & Services				1,396,147
Oil, Gas & Consumable Fuels — 13.8%
Apache Corp., Senior Notes	3.250%	4/15/22	3,056,000	2,957,911
Apache Corp., Senior Notes	5.350%	7/1/49	1,230,000	982,738
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	505,095
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	908,263
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,120,000	1,225,093
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	5,360,000	5,282,466
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	290,000	310,924	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	180,000	199,026	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	470,000	505,853	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,850,000	1,953,832
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	2,380,000	2,410,098
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,550,000	1,594,230
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,850,000	1,909,669
Concho Resources Inc., Senior Notes	3.750%	10/1/27	750,000	799,475
Concho Resources Inc., Senior Notes	4.875%	10/1/47	405,000	455,678
Continental Resources Inc., Senior Notes	5.000%	9/15/22	515,000	506,696
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,740,000	3,586,772
Continental Resources Inc., Senior Notes	3.800%	6/1/24	539,000	505,415
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,046,000	922,582
Continental Resources Inc., Senior Notes	4.900%	6/1/44	200,000	159,683
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	410,000	284,921	(b)(c)
DCP Midstream Operating LP, Senior Notes	4.750%	9/30/21	1,120,000	1,141,745	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	380,000	343,632	(a)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	7.950%	4/15/32	160,000	$185,663
Devon Energy Corp., Senior Notes	5.600%	7/15/41	670,000	654,874
Devon Energy Corp., Senior Notes	4.750%	5/15/42	430,000	378,022
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,370,000	1,219,881
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	3,110,000	3,203,496
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	300,000	302,056
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	930,000	1,028,667
Ecopetrol SA, Senior Notes	5.375%	6/26/26	40,000	42,194
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	526,592
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,870,000	1,574,054	(b)(c)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	3,010,000	2,577,312	(b)(c)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	1,780,000	1,893,474
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	1,810,000	2,020,271
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	60,000	65,300
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	120,000	122,560
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	53,078
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,690,000	1,929,014
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	500,000	521,787
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	1,029,103
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	1,186,676
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	1,650,000	1,479,629	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	1,048,159
EOG Resources Inc., Senior Notes	4.375%	4/15/30	1,150,000	1,374,734
EOG Resources Inc., Senior Notes	4.950%	4/15/50	230,000	294,635
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	444,751
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,600,000	1,928,305
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	674,885
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	690,000	767,835
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	409,540
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	314,420
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	150,000	180,960
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,290,000	1,075,538	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	820,000	650,354
MPLX LP, Senior Notes	4.800%	2/15/29	730,000	812,671

See Notes to Financial Statements.

10	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	$1,331,839
Noble Energy Inc., Senior Notes	3.850%	1/15/28	410,000	396,378
Noble Energy Inc., Senior Notes	6.000%	3/1/41	70,000	68,409
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	177,196
Noble Energy Inc., Senior Notes	5.050%	11/15/44	540,000	492,295
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,203,978
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	440,000	443,960
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	1,420,000	1,415,562
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	3,100,000	3,037,922
Occidental Petroleum Corp., Senior Notes	2.600%	4/15/22	220,000	210,716
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	1,070,000	998,091
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	770,000	705,513
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	596,319
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	444,125
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	240,000	228,301
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,770,000	1,504,801
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	220,000	198,963
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	490,000	345,450
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	70,000	61,239
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	67,875
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.398%	2/8/21	4,090,000	4,029,690	(b)
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.842%	8/15/22	460,000	423,376	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	651,628	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,061,775	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,040,000	1,097,720
Range Resources Corp., Senior Notes	5.750%	6/1/21	980,000	944,353
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	410,906
Range Resources Corp., Senior Notes	5.000%	3/15/23	300,000	258,935
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	530,688
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,510,000	1,360,178	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	230,731
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	11,636
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,885,447
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,360,000	1,453,014
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	1,103,740

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	$651,171
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,620,000	1,980,569
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	2,360,000	2,989,659
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	2,485,221	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	855,000	1,114,178
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,609,435
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	830,000	888,218	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,839,677
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	130,000	139,131	(a)
Western Midstream Operating LP, Senior Notes	5.375%	6/1/21	740,000	741,850
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,560,000	1,562,808
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,610,000	1,516,169
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,720,000	1,656,016
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	3,260,000	3,137,750
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,030,000	1,961,741
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	980,000	821,044
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,370,000	1,118,263
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	300,000	244,500
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,460,000	1,270,558
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.161%	1/13/23	1,240,000	1,138,433	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	2,012,815
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	935,344
WPX Energy Inc., Senior Notes	5.250%	10/15/27	110,000	102,947
WPX Energy Inc., Senior Notes	4.500%	1/15/30	500,000	440,973
Total Oil, Gas & Consumable Fuels				125,163,506
Total Energy				126,559,653
Financials — 26.5%
Banks — 18.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	330,000	315,361	(a)(b)(c)
Banco Santander SA, Senior Notes	2.746%	5/28/25	200,000	207,501
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	215,213

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	$207,123
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	1,340,000	1,345,097	(b)
Bank of America Corp., Senior Notes (2.496% to 2/13/30 then 3 mo. USD LIBOR + 0.990%)	2.496%	2/13/31	1,500,000	1,574,607	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	848,358	(b)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	130,000	134,027	(b)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	3,750,000	4,060,300	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	349,559	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	930,000	1,170,780	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,912,063	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,475,875	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	116,898	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	566,528
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	7,390,000	7,992,978	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,990,000	3,256,856
Barclays PLC, Junior Subordinated Notes (7.875% to 3/15/22 then USD 5 year ICE Swap Rate + 6.772%)	7.875%	3/15/22	830,000	845,969	(b)(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,190,000	1,233,763	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	4,040,000	4,589,619	(b)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	410,000	445,438	(a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,100,000	3,178,156	(a)(b)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	4,320,000	4,526,866	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,910,000	2,014,290	(a)(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	$336,159
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	3,289,200
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	590,021
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,559,350	(b)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	2,183,414	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,170,000	1,345,537	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	770,000	862,830
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	82,341
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	1,118,712	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	5,277,000	5,825,652
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	400,000	458,250	(a)(b)(c)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	1,680,000	1,689,841
Danske Bank A/S, Senior Notes	5.000%	1/12/22	6,960,000	7,315,491	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	360,836	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,160,000	1,292,341	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	2,830,000	2,839,768	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	580,000	595,698	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	290,000	349,285
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	830,000	839,546	(b)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then 3 mo. USD LIBOR + 1.140%)	2.633%	11/7/25	1,870,000	1,940,791	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	1,240,000	1,269,001	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	578,184
Intesa Sanpaolo SpA, Senior Notes	6.500%	2/24/21	6,510,000	6,694,327	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	5,340,000	5,443,556	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	1,130,000	1,163,065	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	410,000	449,960	(a)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000	1,291,255	(b)

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	4,210,000		$4,520,367	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	370,000		400,368	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	100,000		121,084	(b)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	390,000		477,810	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000		387,317	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000		1,275,783	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	750,000		1,010,586
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,640,000		1,743,090	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (5.125% to 6/27/25 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.607%)	5.125%	12/27/24	1,800,000	GBP	2,043,898	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000		459,376	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000		426,203	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,320,000		1,370,357	(b)(c)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	4,020,000		4,371,895	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	1,635,000		1,864,511
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000		2,179,863	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	8,620,000		8,981,781	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000		410,944	(b)
Royal Bank of Scotland Group PLC, Senior Notes (3.073% to 5/22/27 then 1 year Treasury Constant Maturity Rate + 2.550%)	3.073%	5/22/28	1,830,000		1,929,034	(b)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Royal Bank of Scotland Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000	$1,408,517	(b)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,887,000	2,061,906	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	2,160,000	2,173,360
UniCredit SpA, Senior Notes	6.572%	1/14/22	8,090,000	8,549,492	(a)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	2,270,000	2,292,805	(a)(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	5,190,000	5,900,120	(a)(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	87,257
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then 3 mo. USD LIBOR + 0.825%)	2.406%	10/30/25	720,000	749,981	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,400,000	1,465,776	(b)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,510,000	1,638,176	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	710,757	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	1,260,000	1,526,214	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	2,970,000	4,140,535	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	2,283,169
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	800,000	1,026,978
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	480,000	567,802
Total Banks				164,904,748
Capital Markets — 3.8%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	540,000	615,270
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	590,000	617,186	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	1,140,000	1,158,622	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.125% to 7/29/22 then USD 5 year ICE Swap Rate + 5.108%)	7.125%	7/29/22	590,000	608,254	(b)(c)(d)

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	760,000	$790,100	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,920,000	2,960,812	(a)(b)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,460,000	1,668,927	(a)(b)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	393,049
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	7/31/20	1,000,000	843,255	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,914,996
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	2,250,000	2,362,280
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000	1,342,175
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	1,990,957	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,272,947
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	290,000	382,972
INTL. FCStone Inc., Secured Secured Notes	8.625%	6/15/25	400,000	418,502	(a)
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,540,000	1,857,497	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	308,729	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	2,010,000	2,095,228	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,330,000	3,531,891	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	1,500,000	2,291,984	(b)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	1,430,000	1,707,495
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	340,000	412,586
UBS AG, Senior Notes	4.500%	6/26/48	530,000	740,728	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,460,000	2,557,035	(a)(b)(c)
Total Capital Markets				34,843,477
Consumer Finance — 0.1%
American Express Co., Senior Notes	2.500%	7/30/24	700,000	741,750
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,290,000	1,298,188
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,320,000	1,335,457

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	590,000	$595,979
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	2,091,787	(e)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.500%	7/15/25	400,000	419,845
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	690,000	837,443	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	410,000	425,688	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	620,000	744,533	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,480,000	1,667,800	(a)(f)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,486,115	(a)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.020%	12/21/65	5,800,000	2,860,879	(a)(b)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.270%	12/21/65	660,000	349,335	(a)(b)
Total Diversified Financial Services				14,113,049
Insurance — 2.7%
American International Group Inc., Senior Notes	2.500%	6/30/25	1,450,000	1,536,737
American International Group Inc., Senior Notes	3.400%	6/30/30	840,000	910,072
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	627,999
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	877,323	(a)
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	1,340,000	1,345,858	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	480,000	494,872	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	1,076,341	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	138,961
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,420,000	1,608,105	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	429,075	(a)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	332,011	(a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	2,300,000	2,639,111	(a)

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	$599,333	(a)
Nuveen Finance LLC, Senior Notes	4.125%	11/1/24	510,000	575,907	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	840,759	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	1,410,000	1,415,739	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	890,000	909,999
Prudential Financial Inc., Senior Notes	3.000%	3/10/40	3,570,000	3,649,756
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,800,000	1,855,491	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	592,848	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	952,705	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	1,200,000	1,240,273	(a)
Total Insurance				24,649,275
Investment Companies — 0.2%
MDGH - GMTN BV, Senior Notes	2.500%	11/7/24	1,640,000	1,693,487	(a)
Total Financials				240,945,786
Health Care — 12.4%
Biotechnology — 3.0%
AbbVie Inc., Senior Notes	3.450%	3/15/22	540,000	561,844	(a)
AbbVie Inc., Senior Notes	2.300%	11/21/22	1,860,000	1,924,841	(a)
AbbVie Inc., Senior Notes	2.800%	3/15/23	270,000	280,573	(a)
AbbVie Inc., Senior Notes	2.600%	11/21/24	7,460,000	7,924,475	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	320,000	355,412	(a)
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,500,000	4,898,612	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	3,670,000	4,054,584	(a)
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	145,920	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,980,000	4,660,811	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	740,000	901,004	(a)
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	436,154
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	452,762
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	375,489
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	248,350
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	117,216
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	338,423
Total Biotechnology				27,676,470

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	$962,952
Abbott Laboratories, Senior Notes	4.900%	11/30/46	600,000	862,832
Alcon Finance Corp., Senior Notes	2.750%	9/23/26	690,000	743,325	(a)
Alcon Finance Corp., Senior Notes	3.000%	9/23/29	1,230,000	1,301,604	(a)
Alcon Finance Corp., Senior Notes	2.600%	5/27/30	270,000	277,126	(a)
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	112,862
Total Health Care Equipment & Supplies				4,260,701
Health Care Providers & Services — 6.2%
Aetna Inc., Senior Notes	2.750%	11/15/22	1,450,000	1,510,952
Aetna Inc., Senior Notes	2.800%	6/15/23	590,000	622,499
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	704,061
Anthem Inc., Senior Notes	4.375%	12/1/47	160,000	199,425
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	642,132
Centene Corp., Senior Notes	4.750%	1/15/25	2,030,000	2,080,872
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	548,139
Centene Corp., Senior Notes	4.625%	12/15/29	1,890,000	1,998,675
Centene Corp., Senior Notes	3.375%	2/15/30	2,320,000	2,346,158
Cigna Corp., Senior Notes	4.125%	11/15/25	1,150,000	1,322,583
Cigna Corp., Senior Notes	4.375%	10/15/28	2,050,000	2,427,829
Cigna Corp., Senior Notes	2.400%	3/15/30	2,600,000	2,701,220
Cigna Corp., Senior Notes	4.800%	8/15/38	2,050,000	2,602,482
Cigna Corp., Senior Notes	3.200%	3/15/40	2,330,000	2,477,153
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	104,293
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,097,582
CVS Health Corp., Senior Notes	2.625%	8/15/24	1,330,000	1,420,931
CVS Health Corp., Senior Notes	4.100%	3/25/25	2,190,000	2,478,328
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	241,108
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,728,000	4,362,990
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,276,774
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	877,518
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	240,000	265,508
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	33,896
HCA Inc., Senior Secured Notes	4.125%	6/15/29	930,000	1,027,007
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	583,899
HCA Inc., Senior Secured Notes	5.500%	6/15/47	820,000	1,000,852
Health Care Service Corp A Mutual Legal Reserve Co., Senior Notes	2.200%	6/1/30	920,000	922,263	(a)
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	449,183
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	515,411

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	$488,239
Humana Inc., Senior Notes	3.125%	8/15/29	1,320,000	1,433,045
Humana Inc., Senior Notes	4.950%	10/1/44	890,000	1,171,616
Humana Inc., Senior Notes	4.800%	3/15/47	260,000	340,022
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	325,779
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	350,000	392,868
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,954,000	4,015,860
UnitedHealth Group Inc., Senior Notes	3.500%	2/15/24	1,330,000	1,464,027
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	1,690,000	1,805,916
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	550,000	631,310
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,372,986
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	838,670
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	745,260
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	790,000	847,004
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	472,180
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	580,000	613,720
Total Health Care Providers & Services				56,800,225
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	510,000	561,936	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	490,000	557,795	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,770,000	3,229,624	(a)
Elanco Animal Health Inc., Senior Notes	4.662%	8/27/21	950,000	973,156
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	630,000	630,154
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	810,000	826,165
Merck & Co. Inc., Senior Notes	2.450%	6/24/50	700,000	705,783
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	381,826
Pfizer Inc., Senior Notes	2.550%	5/28/40	400,000	414,790
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	273,432
Pfizer Inc., Senior Notes	2.700%	5/28/50	400,000	415,494
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	468,127
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	613,000	592,909
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,200,000	1,201,470
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	10,035,000	9,853,517

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,530,000	$2,397,080
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	750,000	799,853	(a)
Total Pharmaceuticals				24,283,111
Total Health Care				113,020,507
Industrials — 12.9%
Aerospace & Defense — 4.3%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	3,340,000	3,149,791	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	3,260,000	2,741,383	(a)
Boeing Co., Senior Notes	1.650%	10/30/20	1,880,000	1,881,390
Boeing Co., Senior Notes	1.875%	6/15/23	490,000	490,028
Boeing Co., Senior Notes	3.100%	5/1/26	5,590,000	5,700,537
Boeing Co., Senior Notes	5.150%	5/1/30	3,610,000	4,032,973
Boeing Co., Senior Notes	3.300%	3/1/35	680,000	621,331
Boeing Co., Senior Notes	5.705%	5/1/40	1,220,000	1,393,099
Boeing Co., Senior Notes	3.750%	2/1/50	1,300,000	1,169,271
Boeing Co., Senior Notes	5.805%	5/1/50	800,000	946,948
Boeing Co., Senior Notes	3.950%	8/1/59	2,270,000	1,992,940
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	400,523
General Dynamics Corp., Senior Notes	3.625%	4/1/30	1,130,000	1,323,633
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,530,000	1,910,185
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	1,052,383
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	615,000
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	960,000	1,137,471
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	2,840,000	3,064,509
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	1,029,264
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,455,799
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,323,565
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,080,000	1,555,954
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	23,942
United Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	520,203
Total Aerospace & Defense				39,532,122
Airlines — 2.9%
Air Canada, Senior Notes	7.750%	4/15/21	1,610,000	1,615,836	(a)
Continental Airlines Pass-Through Trust	9.798%	4/1/21	52,107	42,564
Continental Airlines Pass-Through Trust	5.983%	4/19/22	758,923	719,395
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	2,100,000	2,065,705
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	3,920,000	3,812,892

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	4,020,000	$3,263,465
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	1,850,000	1,791,679
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	730,000	585,223
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,530,000	1,580,978	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,820,000	1,825,133	(a)(e)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	3,030,000	3,114,686
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	1,090,000	1,129,330
U.S. Airways Pass-Through Trust	6.750%	6/3/21	962,035	778,243
United Airlines Holdings Inc., Senior Notes	6.000%	12/1/20	2,470,000	2,460,429
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,390,000	1,183,675
United Airlines Pass-Through Trust	5.375%	8/15/21	366,120	349,480
United Airlines Pass-Through Trust	4.625%	9/3/22	302,056	266,597
Total Airlines				26,585,310
Building Products — 0.6%
Carrier Global Corp., Senior Notes	2.493%	2/15/27	940,000	958,996	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	2,100,000	2,113,462	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	1,090,000	1,068,079	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	1,180,000	1,166,767	(a)
Total Building Products				5,307,304
Commercial Services & Supplies — 0.8%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	654,534
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	272,973
Republic Services Inc., Senior Notes	2.500%	8/15/24	650,000	691,813
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,490,000	2,794,479
Waste Management Inc., Senior Notes	3.200%	6/15/26	80,000	82,037
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,545,758
Waste Management Inc., Senior Notes	4.000%	7/15/39	840,000	865,237
Total Commercial Services & Supplies				6,906,831
Construction & Engineering — 0.5%
Vinci SA, Senior Notes	3.750%	4/10/29	4,090,000	4,722,390	(a)
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,087,942
Industrial Conglomerates — 1.7%
General Electric Co., Senior Notes	3.450%	5/1/27	400,000	409,770
General Electric Co., Senior Notes	3.625%	5/1/30	800,000	802,550
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	79,143
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,354,949

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — continued
General Electric Co., Senior Notes	5.875%	1/14/38	510,000	$576,283
General Electric Co., Senior Notes	6.875%	1/10/39	8,736,000	10,744,065
General Electric Co., Senior Notes	4.250%	5/1/40	360,000	358,943
General Electric Co., Senior Notes	4.350%	5/1/50	670,000	663,731
Total Industrial Conglomerates				14,989,434
Machinery — 0.4%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	3,010,000	3,169,094	(a)
Otis Worldwide Corp., Senior Notes	3.112%	2/15/40	180,000	184,087	(a)
Total Machinery				3,353,181
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	813,883
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	584,842
Union Pacific Corp., Senior Notes	4.375%	9/10/38	690,000	852,264
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	312,376
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	560,267
Total Road & Rail				3,123,632
Trading Companies & Distributors — 1.1%
Air Lease Corp., Senior Notes	3.875%	4/1/21	2,500,000	2,514,719
Air Lease Corp., Senior Notes	3.500%	1/15/22	1,700,000	1,718,064
Air Lease Corp., Senior Notes	3.375%	7/1/25	2,140,000	2,146,070
Air Lease Corp., Senior Notes (3 mo. USD LIBOR + 0.670%)	1.007%	6/3/21	1,286,000	1,235,035	(b)
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	2,100,000	2,110,730	(a)
Total Trading Companies & Distributors				9,724,618
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,340,323	(a)
Total Industrials				117,673,087
Information Technology — 5.0%
Communications Equipment — 0.2%
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,258,330
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	500,000	638,869
Total Communications Equipment				1,897,199
IT Services — 0.8%
Mastercard Inc., Senior Notes	3.300%	3/26/27	1,410,000	1,599,340
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	706,612
Mastercard Inc., Senior Notes	3.850%	3/26/50	820,000	1,024,887
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	1,020,000	1,083,881
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	1,170,000	1,224,641

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	$402,611
S&P Global Inc., Senior Notes	2.500%	12/1/29	100,000	108,282
S&P Global Inc., Senior Notes	3.250%	12/1/49	210,000	231,316
Visa Inc., Senior Notes	2.050%	4/15/30	650,000	682,583
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	536,641
Total IT Services				7,600,794
Semiconductors & Semiconductor Equipment — 2.4%
Broadcom Inc., Senior Notes	5.000%	4/15/30	5,320,000	6,126,484	(a)
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,600,000	1,742,312	(a)
Broadcom Inc., Senior Notes	4.300%	11/15/32	2,180,000	2,397,567	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	250,000	354,028
Intel Corp., Senior Notes	4.950%	3/25/60	1,060,000	1,565,214
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	992,802
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	423,646
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	421,415
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,100,000	1,264,010
NVIDIA Corp., Senior Notes	3.700%	4/1/60	430,000	513,973
NXP BV / NXP Funding LLC / NXP USA Inc., Senior Notes	3.400%	5/1/30	580,000	625,333	(a)
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,310,000	1,470,944
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	2,045,396
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,430,000	1,778,864
Total Semiconductors & Semiconductor Equipment				21,721,988
Software — 1.2%
Adobe Inc., Senior Notes	2.150%	2/1/27	4,060,000	4,362,322
Intuit Inc., Senior Notes	0.650%	7/15/23	600,000	601,628
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	148,882
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	2,202,138
Microsoft Corp., Senior Notes	4.100%	2/6/37	1,758,000	2,272,448
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	1,092,509
Total Software				10,679,927
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	2.650%	5/11/50	2,450,000	2,579,545
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,110,000	1,141,122	(a)
Total Technology Hardware, Storage & Peripherals				3,720,667
Total Information Technology				45,620,575

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 2.9%
Metals & Mining — 2.9%
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	2,650,000		$2,727,201	(a)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	1,110,000		1,205,383
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	1,940,000		1,967,512
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000		512,196
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000		753,673
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	220,000		254,418	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	3,914,000		3,840,515	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	580,000		554,784	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000		412,419	(a)
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	2,500,000		2,610,416	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	2,500,000		2,644,045	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000		1,136,289	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,950,000		3,165,397	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000		1,469,129	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	330,000		354,195	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	540,000		577,535	(a)
Newmont Corp., Senior Notes	2.250%	10/1/30	260,000		264,089
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000		534,770
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,150,000		1,213,236
Total Metals & Mining					26,197,202
Paper & Forest Products — 0.0%††
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000		341,343	(a)
Total Materials					26,538,545
Real Estate — 0.8%
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000		662,449	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000		803,911
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	2,618,740
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	740,000		744,973
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	160,000		150,675	(a)

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Equity Real Estate Investment Trusts (REITs) — continued
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	500,000	$477,658	(a)
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	111,750	(a)
Welltower Inc., Senior Notes	2.750%	1/15/31	490,000	490,546
Total Equity Real Estate Investment Trusts (REITs)				6,060,702
Real Estate Management & Development — 0.1%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	974,533
Total Real Estate				7,035,235
Utilities — 3.3%
Electric Utilities — 3.2%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000	838,096	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	990,000	1,190,475	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,580,987
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000	1,919,516	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	411,897	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,263,090
Consumers Energy Co.	2.500%	5/1/60	750,000	724,182
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,800,879
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	560,000	619,970
Duke Energy Ohio Inc.	2.125%	6/1/30	800,000	833,729
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,229,402
Exelon Corp., Senior Notes	4.050%	4/15/30	700,000	809,918
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,340,000	1,518,191
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,550,000	2,266,586
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	100,000	126,931
Florida Power & Light Co.	3.150%	10/1/49	280,000	318,956
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	428,444	(a)
MidAmerican Energy Co.	3.150%	4/15/50	700,000	795,966
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	520,000	621,074
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	651,722
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	2,710,000	2,721,111
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	780,000	773,877
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	520,000	510,032
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	150,000	146,574
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	450,000	436,041

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Electric Utilities — continued
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000		$567,639	(a)
Southern California Edison Co.	2.250%	6/1/30	1,950,000		1,973,177
Southern California Edison Co.	3.650%	2/1/50	760,000		837,913
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000		57,073
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000		933,586
Total Electric Utilities					28,907,034
Multi-Utilities — 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000		810,460
Total Utilities					29,717,494
Total Corporate Bonds & Notes (Cost — $798,710,915)					848,250,539
Sovereign Bonds — 2.1%
Argentina — 0.6%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	3,310,000	ARS	23,945	(g)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,000,000		418,625	*(h)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	270,000		109,806	*(h)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	4,580,000		1,834,565	*(h)
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,000,000		391,305	*(h)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	720,000		281,347	*(h)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,210,000		1,778,767	*(a)(h)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	790,000		493,758	(a)
Total Argentina					5,332,118
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	210,000		231,433
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	300,000		298,275
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000		746,663
Total Colombia					1,276,371

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Ghana — 0.2%
Ghana Government International Bond, Senior Notes	8.627%	6/16/49	1,190,000		$1,081,891	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000		524,351	(a)
Total Ghana					1,606,242
Indonesia — 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000		213,210
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		884,192
Mexico — 0.1%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		1,205,370
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	860,000		788,362	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		833,430
Qatar — 0.4%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,344,987	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,900,000		2,356,344	(a)
Total Qatar					3,701,331
Russia — 0.2%
Russian Federal Bond — OFZ	6.900%	5/23/29	97,940,000	RUB	1,490,166
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		1,112,197	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	480,000		501,000	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	540,000		640,305	(a)
Total United Arab Emirates					2,253,502
Total Sovereign Bonds (Cost — $25,191,519)					19,584,294

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Municipal Bonds — 0.6%
Alabama — 0.1%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	660,000	$697,950
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	1,005,378
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,590,000	1,616,251
Total California				2,621,629
Florida — 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	325,792
New York — 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	1,072,579
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	781,277
Total Municipal Bonds (Cost — $4,554,177)				5,499,227
Convertible Bonds & Notes — 0.6%
Health Care — 0.6%
Pharmaceuticals — 0.6%
Dermira Inc., Senior Notes	3.000%	5/15/22	4,508,000	4,569,985
Teva Pharmaceutical Finance Co. LLC, Senior Notes	0.250%	2/1/26	740,000	724,020
Total Convertible Bonds & Notes (Cost — $5,309,974)				5,294,005
U.S. Government & Agency Obligations — 0.5%
U.S. Government Obligations — 0.5%
U.S. Treasury Bonds	1.125%	5/15/40	420,000	416,202
U.S. Treasury Bonds	2.000%	2/15/50	770,000	882,101
U.S. Treasury Notes	0.250%	5/31/25	200,000	199,782
U.S. Treasury Notes	0.625%	5/15/30	2,720,000	2,712,881
Total U.S. Government & Agency Obligations (Cost — $4,114,161)				4,210,966
Senior Loans — 0.2%
Industrials — 0.1%
Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.510%	4/27/23	710,000	698,640	(b)(i)(j)

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
Corecivic Inc., Term Loan	—	12/12/24	1,179,750		$1,162,054	(k)
Total Senior Loans (Cost — $1,831,545)					1,860,694
Asset-Backed Securities — 0.2%
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%) (Cost — $1,860,000)	2.127%	11/20/30	1,860,000		1,826,068	(a)(b)
Collateralized Mortgage Obligations (l) — 0.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost — $800,606)	0.785%	1/25/36	893,098		806,087	(b)

			Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Insurance — 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost — $391,719)	3.582%		15,675		348,769	(b)

			Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Argentina — 0.0%††
Argentina Treasury Bond (Cost — $290,957)	1.000%	8/5/21	30,460,495	ARS	277,256	(g)
Total Investments before Short-Term Investments (Cost — $843,055,573)					887,957,905

			Shares
Short-Term Investments — 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $14,306,829)	0.109%		14,306,829		14,306,829	(m)
Total Investments — 99.2% (Cost — $857,362,402)					902,264,734
Other Assets in Excess of Liabilities — 0.8%					7,325,033
Total Net Assets — 100.0%					$909,589,767

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	The coupon payment on these securities is currently in default as of June 30, 2020.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of June 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2020, the total market value of investments in Affiliated Companies was $14,306,829 and the cost was $14,306,829 (Note 8).

See Notes to Financial Statements.

32	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

CLO	— Collateralized Loan Obligation

GBP	— British Pound

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

PJSC	— Private Joint Stock Company

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	221	9/20	$48,783,744	$48,803,016	$19,272
U.S. Treasury 5-Year Notes	1,266	9/20	158,755,679	159,189,612	433,933
U.S. Treasury 10-Year Notes	952	9/20	131,697,835	132,491,630	793,795
					1,247,000
Contracts to Sell:
U.S. Treasury Long-Term Bonds	329	9/20	57,952,456	58,747,062	(794,606)
U.S. Treasury Ultra Long- Term Bonds	78	9/20	17,092,404	17,016,188	76,216
United Kingdom Long Gilt Bonds	14	9/20	2,379,172	2,387,696	(8,524)
					(726,914)
Net unrealized appreciation on open futures contracts					$520,086

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	80	USD	88	BNP Paribas SA	7/16/20	$2
USD	90	EUR	80	BNP Paribas SA	7/16/20	0	*

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Corporate Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	5,015,823	GBP	4,040,001	Citibank N.A.	7/16/20	$9,338
EUR	80	USD	90	BNP Paribas SA	10/16/20	0	*
Total						$9,340

*	Value is less than $1.

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

At June 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2020[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	1.000%	1.000% quarterly	$(10,078)	$(96,087)	$86,009

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2020[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Volkswagen AG, 0.500%, due 3/30/21)	4,500,000	EUR	12/20/24	1.000%	1.000% quarterly	$(39,910)	$50,364	$(90,274)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.34 Index	$35,720,000	6/20/25	1.000% quarterly	$421,707	$439,842	$(18,135)

See Notes to Financial Statements.

34	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Western Asset Corporate Bond Fund

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	35

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $843,055,573)	$887,957,905
Investments in affiliated securities, at value (Cost — $14,306,829)	14,306,829
Foreign currency, at value (Cost — $296,139)	289,363
Cash	1,000,000
Interest receivable	8,395,831
Receivable for Fund shares sold	1,891,805
Deposits with brokers for centrally cleared swap contracts	1,252,988
Receivable for securities sold	1,185,801
Deposits with brokers for open futures contracts	971,605
Foreign currency collateral for open futures contracts, at value (Cost — $65,470)	68,719
Receivable from broker — net variation margin on centrally cleared swap contracts	58,998
Receivable from broker — net variation margin on open futures contracts	51,437
Deposits with brokers for OTC derivatives	40,000
Unrealized appreciation on forward foreign currency contracts	9,340
Other assets	1,226
Prepaid expenses	100,201
Total Assets	917,582,048

Liabilities:
Payable for securities purchased	6,219,676
Payable for Fund shares repurchased	922,818
Investment management fee payable	292,762
Distributions payable	241,226
Service and/or distribution fees payable	80,298
OTC swaps, at value (net premiums received — $45,723)	49,988
Trustees’ fees payable	3,029
Accrued expenses	182,484
Total Liabilities	7,992,281
Total Net Assets	$909,589,767

Net Assets:
Par value (Note 7)	$689
Paid-in capital in excess of par value	861,911,985
Total distributable earnings (loss)	47,677,093
Total Net Assets	$909,589,767

See Notes to Financial Statements.

36	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Net Assets:
Class A	$300,688,442
Class C	$11,613,433
Class C1	$1,036,487
Class I	$579,959,655
Class P	$16,291,750

Shares Outstanding:
Class A	22,773,887
Class C	879,757
Class C1	79,028
Class I	43,924,652
Class P	1,235,258

Net Asset Value:
Class A (and redemption price)	$13.20
Class C*	$13.20
Class C1*	$13.12
Class I (and redemption price)	$13.20
Class P (and redemption price)	$13.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.79

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	37

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest from unaffiliated investments	$16,366,445
Interest from affiliated investments	58,238
Dividends	17,286
Less: Foreign taxes withheld	(73,744)
Total Investment Income	16,368,225

Expenses:
Investment management fee (Note 2)	1,840,119
Transfer agent fees (Note 5)	522,235
Service and/or distribution fees (Notes 2 and 5)	486,190
Registration fees	76,094
Fund accounting fees	37,549
Legal fees	23,959
Audit and tax fees	22,314
Shareholder reports	17,846
Trustees’ fees	13,365
Commitment fees (Note 9)	5,879
Insurance	3,826
Custody fees	2,295
Miscellaneous expenses	5,565
Total Expenses	3,057,236
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(161,597)
Net Expenses	2,895,639
Net Investment Income	13,472,586

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,047,541
Futures contracts	6,464,339
Swap contracts	1,441,653
Forward foreign currency contracts	253,480
Foreign currency transactions	(40,002)
Net Realized Gain	9,167,011
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	8,043,964
Futures contracts	552,155
Swap contracts	(15,027)

See Notes to Financial Statements.

38	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Forward foreign currency contracts	106,696
Foreign currencies	9,031
Change in Net Unrealized Appreciation (Depreciation)	8,696,819
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	17,863,830
Increase in Net Assets From Operations	$31,336,416

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	39

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$13,472,586	$21,756,098
Net realized gain	9,167,011	6,018,291
Change in net unrealized appreciation (depreciation)	8,696,819	50,356,288
Increase in Net Assets From Operations	31,336,416	78,130,677

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,941,262)	(25,158,341)
Decrease in Net Assets From Distributions to Shareholders	(14,941,262)	(25,158,341)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	320,221,444	432,887,153
Reinvestment of distributions	13,412,011	22,413,533
Cost of shares repurchased	(233,197,842)	(176,808,731)
Increase in Net Assets From Fund Share Transactions	100,435,613	278,491,955
Increase in Net Assets	116,830,767	331,464,291

Net Assets:
Beginning of period	792,759,000	461,294,709
End of period	$909,589,767	$792,759,000

See Notes to Financial Statements.

40	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.90	$11.72	$12.63	$12.20	$11.74	$12.34

Income (loss) from operations:
Net investment income	0.20	0.43	0.44	0.40	0.45	0.44
Net realized and unrealized gain (loss)	0.32	1.24	(0.90)	0.47	0.48	(0.53)
Total income (loss) from operations	0.52	1.67	(0.46)	0.87	0.93	(0.09)

Less distributions from:
Net investment income	(0.22)	(0.46)	(0.45)	(0.44)	(0.47)	(0.51)
Net realized gains	—	(0.03)	—	—	—	—
Total distributions	(0.22)	(0.49)	(0.45)	(0.44)	(0.47)	(0.51)

Net asset value, end of period	$13.20	$12.90	$11.72	$12.63	$12.20	$11.74
Total return[3]	4.09%	14.40%	(3.66)%	7.20%	7.99%	(0.82)%

Net assets, end of period (millions)	$301	$271	$228	$270	$261	$234

Ratios to average net assets:
Gross expenses	0.92%[4]	0.93%	0.96%	0.99%	1.02%	1.02%
Net expenses	0.92 [4,5,6]	0.93 [5,6]	0.95 [5,6]	0.97 [5,6]	1.02	1.02
Net investment income	3.08 [4]	3.40	3.63	3.22	3.73	3.64

Portfolio turnover rate	55%	84%	95%	75%	114%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.90	$11.72	$12.63	$12.20	$11.74	$12.34

Income (loss) from operations:
Net investment income	0.15	0.34	0.36	0.31	0.36	0.37
Net realized and unrealized gain (loss)	0.33	1.24	(0.90)	0.46	0.49	(0.55)
Total income (loss) from operations	0.48	1.58	(0.54)	0.77	0.85	(0.18)

Less distributions from:
Net investment income	(0.18)	(0.37)	(0.37)	(0.34)	(0.39)	(0.42)
Net realized gains	—	(0.03)	—	—	—	—
Total distributions	(0.18)	(0.40)	(0.37)	(0.34)	(0.39)	(0.42)

Net asset value, end of period	$13.20	$12.90	$11.72	$12.63	$12.20	$11.74
Total return[3]	3.75%	13.65%	(4.29)%	6.42%	7.28%	(1.47)%

Net assets, end of period (000s)	$11,613	$9,622	$8,885	$9,650	$6,956	$1,956

Ratios to average net assets:
Gross expenses	1.58%[4]	1.59%	1.61%	1.69%	1.70%	1.68%
Net expenses[5]	1.58 [4,6]	1.59 [6]	1.61	1.69	1.70	1.68
Net investment income	2.42 [4]	2.74	2.97	2.48	2.96	3.02

Portfolio turnover rate	55%	84%	95%	75%	114%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.75%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.82	$11.65	$12.55	$12.13	$11.67	$12.27

Income (loss) from operations:
Net investment income	0.16	0.38	0.38	0.34	0.40	0.38
Net realized and unrealized gain (loss)	0.33	1.23	(0.88)	0.46	0.47	(0.53)
Total income (loss) from operations	0.49	1.61	(0.50)	0.80	0.87	(0.15)

Less distributions from:
Net investment income	(0.19)	(0.41)	(0.40)	(0.38)	(0.41)	(0.45)
Net realized gains	—	(0.03)	—	—	—	—
Total distributions	(0.19)	(0.44)	(0.40)	(0.38)	(0.41)	(0.45)

Net asset value, end of period	$13.12	$12.82	$11.65	$12.55	$12.13	$11.67
Total return[3]	3.87%	13.98%	(4.02)%	6.64%	7.52%	(1.29)%

Net assets, end of period (000s)	$1,036	$1,514	$7,091	$9,718	$11,134	$14,067

Ratios to average net assets:
Gross expenses	1.49%[4]	1.37%	1.37%	1.44%	1.49%	1.48%
Net expenses	1.40 [4,5,6]	1.37 [5,6]	1.37 [5,6]	1.43 [5,6]	1.49	1.48
Net investment income	2.60 [4]	3.07	3.21	2.76	3.28	3.17

Portfolio turnover rate	55%	84%	95%	75%	114%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.90	$11.72	$12.63	$12.20	$11.74	$12.35

Income (loss) from operations:
Net investment income	0.22	0.46	0.47	0.44	0.49	0.48
Net realized and unrealized gain (loss)	0.32	1.25	(0.89)	0.47	0.48	(0.54)
Total income (loss) from operations	0.54	1.71	(0.42)	0.91	0.97	(0.06)

Less distributions from:
Net investment income	(0.24)	(0.50)	(0.49)	(0.48)	(0.51)	(0.55)
Net realized gains	—	(0.03)	—	—	—	—
Total distributions	(0.24)	(0.53)	(0.49)	(0.48)	(0.51)	(0.55)

Net asset value, end of period	$13.20	$12.90	$11.72	$12.63	$12.20	$11.74
Total return[3]	4.28%	14.68%	(3.27)%	7.54%	8.35%	(0.58)%

Net assets, end of period (000s)	$579,960	$466,610	$173,068	$125,275	$41,321	$23,419

Ratios to average net assets:
Gross expenses	0.61%[4]	0.62%	0.65%	0.68%	0.69%	0.69%
Net expenses	0.55 [4,5,6]	0.60 [5,6]	0.65 [5]	0.65 [5,6]	0.69	0.69
Net investment income	3.45 [4]	3.69	3.94	3.50	4.03	3.96

Portfolio turnover rate	55%	84%	95%	75%	114%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective November 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through November 12, 2019, the expense limitation was 0.65%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.89	$11.71	$12.61	$12.19	$11.73	$12.33

Income (loss) from operations:
Net investment income	0.19	0.41	0.42	0.38	0.43	0.43
Net realized and unrealized gain (loss)	0.32	1.24	(0.89)	0.45	0.48	(0.54)
Total income (loss) from operations	0.51	1.65	(0.47)	0.83	0.91	(0.11)

Less distributions from:
Net investment income	(0.21)	(0.44)	(0.43)	(0.41)	(0.45)	(0.49)
Net realized gains	—	(0.03)	—	—	—	—
Total distributions	(0.21)	(0.47)	(0.43)	(0.41)	(0.45)	(0.49)

Net asset value, end of period	$13.19	$12.89	$11.71	$12.61	$12.19	$11.73
Total return[3]	4.01%	14.22%	(3.74)%	6.91%	7.83%	(0.97)%

Net assets, end of period (000s)	$16,292	$43,964	$44,232	$55,207	$61,780	$68,413

Ratios to average net assets:
Gross expenses	1.09%[4]	1.10%	1.11%	1.17%	1.18%	1.17%
Net expenses	1.09 [4,5,6]	1.10 [5,6]	1.11 [5,6]	1.16 [5,6]	1.18	1.17
Net investment income	2.94 [4]	3.24	3.46	3.02	3.59	3.49

Portfolio turnover rate	55%	84%	95%	75%	114%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	45

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

46	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$848,250,539	—	$848,250,539
Sovereign Bonds	—	19,584,294	—	19,584,294
Municipal Bonds	—	5,499,227	—	5,499,227
Convertible Bonds & Notes	—	5,294,005	—	5,294,005
U.S. Government & Agency Obligations	—	4,210,966	—	4,210,966
Senior Loans	—	1,860,694	—	1,860,694
Asset-Backed Securities	—	1,826,068	—	1,826,068
Collateralized Mortgage Obligations	—	806,087	—	806,087
Preferred Stocks	—	348,769	—	348,769
Non-U.S. Treasury Inflation Protected Securities	—	277,256	—	277,256
Total Long-Term Investments	—	887,957,905	—	887,957,905
Short-Term Investments†	$14,306,829	—	—	14,306,829
Total Investments	$14,306,829	$887,957,905	—	$902,264,734
Other Financial Instruments:
Futures Contracts	$1,323,216	—	—	$1,323,216
Forward Foreign Currency Contracts	—	$9,340	—	9,340
Total Other Financial Instruments	$1,323,216	$9,340	—	$1,332,556
Total	$15,630,045	$887,967,245	—	$903,597,290

48	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$803,130	—	—	$803,130
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	$10,078	—	10,078
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	39,910	—	39,910
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	18,135	—	18,135
Total	$803,130	$68,123	—	$871,253

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as

50	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2020, the total notional value of all credit default swaps to sell protection was $40,220,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

52	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the

54	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments. As of June 30, 2020, the Fund held OTC credit default swaps with credit related contingent features which had a liability position of $49,988. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $40,000, which could be used to reduce the required payment.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

56	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For their services, LMPFA pays Western Asset equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, effective November 13, 2019 the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $161,597, which included an affiliated money market fund waiver of $5,318.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$27,809	—
CDSCs	309	$1,796

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$465,432,625	$75,036,666
Sales	326,792,230	113,085,291

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$857,362,402	$64,292,329	$(19,389,997)	$44,902,332
Swap contracts	394,119	86,009	(108,409)	(22,400)
Futures contracts	—	1,323,216	(803,130)	520,086
Forward foreign currency contracts	—	9,340	—	9,340

58	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$1,323,216	—	$1,323,216
Forward foreign currency contracts	—	$9,340	9,340
Total	$1,323,216	$9,340	$1,332,556

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$803,130	—	$803,130
OTC swap contracts[3]	—	$49,988	49,988
Centrally cleared swap contracts[4]	—	18,135	18,135
Total	$803,130	$68,123	$871,253

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$6,464,339	—	—	$6,464,339
Swap contracts	—	—	$1,441,653	1,441,653
Forward foreign currency contracts	—	$253,480	—	253,480
Total	$6,464,339	$253,480	$1,441,653	$8,159,472

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$552,155	—	—	$552,155
Swap contracts	—	—	$(15,027)	(15,027)
Forward foreign currency contracts	—	$106,696	—	106,696
Total	$552,155	$106,696	$(15,027)	$643,824

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$239,417,402
Futures contracts (to sell)	54,808,338
Forward foreign currency contracts (to buy)	102
Forward foreign currency contracts (to sell)	5,081,408

Average Notional Balance
Credit default swap contracts (to buy protection)	$5,278,786
Credit default swap contracts (to sell protection)	14,611,643

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$2	—	$2	—	$2
Citibank N.A.	9,338	—	9,338	—	9,338
Morgan Stanley & Co. Inc.	—	$(49,988)	(49,988)	$40,000	(9,988)
Total	$9,340	$(49,988)	$(40,648)	$40,000	$(648)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

60	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$332,701	$226,059
Class C	49,114	3,967
Class C1	4,496	1,852
Class I	—	272,279
Class P	99,879	18,078
Total	$486,190	$522,235

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class A	$3,808
Class C	138
Class C1	585
Class I	156,484
Class P	582
Total	$161,597

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$4,579,275	$9,265,403
Class C	136,569	287,507
Class C1	19,048	113,846
Class I	9,544,215	12,130,476
Class P	662,155	1,560,735
Total	$14,941,262	$23,357,967

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Realized Gains:
Class A	—	$633,877
Class C	—	23,222
Class C1	—	3,601
Class I	—	1,036,989
Class P	—	102,685
Total	—	$1,800,374

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,927,068	$50,871,987	4,189,567	$52,467,728
Shares issued on reinvestment	347,421	4,449,514	764,446	9,634,496
Shares repurchased	(2,507,513)	(31,303,090)	(3,401,287)	(42,562,975)
Net increase	1,766,976	$24,018,411	1,552,726	$19,539,249

Class C
Shares sold	224,779	$2,889,458	193,684	$2,431,013
Shares issued on reinvestment	8,719	111,690	20,101	253,159
Shares repurchased	(99,589)	(1,235,157)	(226,133)	(2,842,801)
Net increase (decrease)	133,909	$1,765,991	(12,348)	$(158,629)

Class C1
Shares sold	5,952	$76,947	26,659	$338,890
Shares issued on reinvestment	1,399	17,776	8,941	110,103
Shares repurchased	(46,406)	(564,898)	(526,162)	(6,477,712)
Net decrease	(39,055)	$(470,175)	(490,562)	$(6,028,719)

Class I
Shares sold	20,769,728	$265,741,693	29,899,949	$376,312,422
Shares issued on reinvestment	642,262	8,223,690	850,767	10,788,244
Shares repurchased	(13,649,477)	(170,377,845)	(9,353,888)	(117,388,848)
Net increase	7,762,513	$103,587,538	21,396,828	$269,711,818

62	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class P
Shares sold	51,545	$641,359	106,596	$1,337,100
Shares issued on reinvestment	47,793	609,341	129,437	1,627,531
Shares repurchased	(2,274,341)	(29,716,852)	(602,929)	(7,536,395)
Net decrease	(2,175,003)	$(28,466,152)	(366,896)	$(4,571,764)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended June 30, 2020. The following transactions were effected in shares of such company for the six months ended June 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$16,780,166	$177,367,537	177,367,537	$179,840,874	179,840,874

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$58,238	—	$14,306,829

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on

Western Asset Corporate Bond Fund 2020 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Fund incurred a commitment fee in the amount of $5,879. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2020.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

11. Subsequent event

Effective January 1, 2021, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

64	Western Asset Corporate Bond Fund 2020 Semi-Annual Report

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Western Asset Management Company, LLC (the “Subadviser”, collectively, with the Manager, the “Advisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current sub-advisory agreement between the Manager and the Subadviser (the “Current Sub-advisory Agreement” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on April 14, 20201, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset Corporate Bond Fund (the “Fund”), a series of the Trust, and the new sub-advisory agreement (the “New Sub-Advisory Agreement” and, collectively, the “New Agreements”) between the Manager and the Subadviser with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and the Transaction is completed, the Board has also approved an interim investment management agreement between the Manager and the Fund (the “Interim Management Agreement”) and an interim sub-advisory agreement between the Manager and the Subadviser (the “Interim Sub-advisory Agreement” and, collectively, the “Interim Agreements”) that will take effect upon the closing of the Transaction to enable the Manager and Subadviser to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Western Asset Corporate Bond Fund	65

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadviser and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Adviser) and Franklin Templeton made presentations to, and responded to questions

66	Western Asset Corporate Bond Fund

from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Board considered:

(i) the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii) that Franklin Templeton has informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii) that Franklin Templeton and Legg Mason have informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv) that Franklin Templeton and Legg Mason have informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v) that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi) that Franklin Templeton has informed the Board that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii) that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii) the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

Western Asset Corporate Bond Fund	67

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

(ix) that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x) that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii) the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii) the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv) that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv) that the Current Agreements were considered and approved in November 2019;

(xvi) that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

68	Western Asset Corporate Bond Fund

(xvii) that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the New Sub-Advisory Agreement.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the New Management Agreement and the New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Western Asset Corporate Bond Fund	69

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason have advised the Boards that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

70	Western Asset Corporate Bond Fund

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as BBB-rated corporate debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2019 was above the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadviser to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Western Asset Corporate Bond Fund	71

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Board considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

The Board considered the management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of BBB-rated

72	Western Asset Corporate Bond Fund

corporate debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was also below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

In evaluating the costs of the services to be provided by the Manager and Subadviser under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Current Agreements, the Board noted the contractual expense limitations, and that after taking the expense limitations into account, the Board had determined that the total fees for management services, and administrative services for the Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor

Western Asset Corporate Bond Fund	73

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadviser under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

74	Western Asset Corporate Bond Fund

Western Asset

Corporate Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Effective March 6, 2020, Mr. Larson became a Trustee.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on
Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

FD02352 8/20 SR20-3948

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 26, 2020